Annual Fund Operating Expenses - VELA Small-Mid Cap Fund	Dec. 12, 2026
VELA Small-Mid Cap Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[1],[2]
Expenses (as a percentage of Assets)	1.29%
VELA Small-Mid Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[1],[2]
Expenses (as a percentage of Assets)	1.04%

[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	“Other expenses” are based on estimated amounts for the current fiscal year.